FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FAIR VALUE MEASUREMENT
Assets measured at fair value	$ 802,079	$ 454,618
Liabilities measured at fair value	(408,704)	(277,267)
Net fair value	393,375	177,351
Transfers of financial assets from level 1 to 2	0	0
Transfers of financial assets from level 2 to 1	0	0
Transfers of financial assets into 3	0	0
Transfers of financial assets from 3	0	0
Transfers of financial liabilities from level 1 to 2	0	0
Transfers of financial liabilities from level 2 to 1	0	0
Transfers of financial liabilities into 3	0	0
Transfers of financial liabilities from 3	0	0
Principal debt outstanding	$ 315,000	192,000
Sensitivity analysis, increase in borrowing rate (as a percent)	0.50%
Sensitivity analysis, decrease in fair value of term loan from increase in borrowing rate	$ 5,400
Fair value of term loan	244,600
Term loan
FAIR VALUE MEASUREMENT
Principal debt outstanding	250,000
Revolving facility
FAIR VALUE MEASUREMENT
Principal debt outstanding	$ 65,000
Bottom of range | Floating interest rate
FAIR VALUE MEASUREMENT
Adjustment to interest rate basis	2.50%
Top of range | Floating interest rate
FAIR VALUE MEASUREMENT
Adjustment to interest rate basis	3.50%
At fair value
FAIR VALUE MEASUREMENT
Net fair value	$ 29,304	(8,740)
At fair value | Derivatives | Commodity contracts
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(876)	(9,346)
At fair value | Derivatives | Interest rate swaps
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(2,138)
At fair value | Level 2
FAIR VALUE MEASUREMENT
Net fair value	29,304	(8,740)
At fair value | Level 2 | Derivatives | Commodity contracts
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(876)	(9,346)
At fair value | Level 2 | Derivatives | Interest rate swaps
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(2,138)
At fair value | Derivatives | Commodity contracts
FAIR VALUE MEASUREMENT
Assets measured at fair value	32,318	606
At fair value | Derivatives | Level 2 | Commodity contracts
FAIR VALUE MEASUREMENT
Assets measured at fair value	$ 32,318	$ 606